Contents of Significant Accounts - Details of Distribution (Detail) - TWD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of equity [Line Items]
Appropriation of earnings	$ 0
Appropriation of earnings, Cash dividends		$ 19,875,842	$ 9,765,155
Cash dividends	$ 3.6	$ 0
Legal Reserve [Member]
Disclosure of equity [Line Items]
Appropriation of earnings	$ 8,905,139	$ 5,832,570
Special Reserve [member]
Disclosure of equity [Line Items]
Appropriation of earnings	0
Appropriation of earnings	(2,180,156)	(3,250,434)
Cash dividends [member]
Disclosure of equity [Line Items]
Appropriation of earnings, Cash dividends	$ 45,017,096	$ 0